Schedule of investments
Delaware Ivy Mid Cap Income Opportunities Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.04%♦
Consumer Discretionary — 19.50%
Darden Restaurants	203,075	$ 30,729,309
Garmin	194,562	31,698,041
Levi Strauss & Co. Class A	1,328,294	25,609,508
Service Corp. International	427,003	30,372,724
Tractor Supply	107,713	29,082,510
Travel + Leisure	704,344	31,681,393
Vail Resorts	174,921	31,508,520
		210,682,005
Consumer Staples — 8.63%
Clorox	226,068	30,851,500
McCormick & Co.	448,882	31,843,689
Sysco	427,589	30,525,579
		93,220,768
Financials — 11.64%
Ares Management Class A	232,697	31,013,856
Arthur J Gallagher & Co.	119,422	30,967,319
Discover Financial Services	248,097	32,453,568
First American Financial	581,763	31,386,114
		125,820,857
Healthcare — 5.74%
Quest Diagnostics	227,619	31,156,489
Royalty Pharma Class A	1,172,053	30,907,037
		62,063,526
Industrials — 28.23%
Broadridge Financial Solutions	157,796	31,085,812
Fastenal	484,216	30,428,133
L3Harris Technologies	141,322	31,738,095
nVent Electric	397,709	30,468,487
Paychex	250,087	29,650,315
Robert Half	487,470	31,188,331
Rollins	633,266	30,897,048
Snap-on	116,275	30,393,122
Stanley Black & Decker	369,705	29,535,732
Watsco	64,110	29,698,316
		305,083,391
Information Technology — 11.55%
Microchip Technology	342,654	31,352,841
NetApp	247,448	31,871,303
Seagate Technology Holdings	294,285	30,390,812
TE Connectivity	207,673	31,240,249
		124,855,205
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Materials — 13.75%
Avery Dennison	136,557	$ 29,858,188
Packaging Corp of America	168,549	30,770,305
PPG Industries	243,146	30,609,650
RPM International	277,872	29,921,257
Sonoco Products	541,558	27,467,822
		148,627,222
Total Common Stocks (cost $752,712,885)		1,070,352,974

Short-Term Investments — 1.02%
Money Market Mutual Funds — 1.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	2,766,842	2,766,842
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	2,766,841	2,766,841
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	2,766,842	2,766,842
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	2,766,842	2,766,842
Total Short-Term Investments (cost $11,067,367)		11,067,367

Total Value of Securities—100.06% (cost $763,780,252)		1,081,420,341
Liabilities Net of Receivables and Other Assets—(0.06%)		(635,158)
Net Assets Applicable to 57,158,416 Shares Outstanding—100.00%		$1,080,785,183
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
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